Intangible assets - Goodwill - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill
Goodwill at beginning of period	€ 25,769	€ 26,724	€ 26,960
Additions	383	1,644
Impairment losses		(899)	(50)
Disposals or changes in scope of consolidation	(130)		(2)
Exchange differences and other items	(556)	(1,700)	(184)
Goodwill at end of period	25,466	25,769	€ 26,724
Santander Asset Management [Member]
Changes in goodwill
Additions		1,173
Santander Espana [Member]
Changes in goodwill
Additions	€ 375	248
Santander Consumer USA Holdings Inc.
Changes in goodwill
Impairment losses		€ (799)